Revenues	6 Months Ended
Jun. 30, 2026
Revenues
Revenues

16Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Six months ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Developer Services:
Subscription	107,126	135,590	19,983
Value-Added Services	19,603	15,924	2,347
Vertical Applications	52,092	42,996	6,337
Total revenues	178,821	194,510	28,667

For the six months ended June 30, 2025 and 2026, revenues recognized at a point in time were RMB113,754 and RMB112,071 (US$16,517), respectively. For the six months ended June 30, 2025 and 2026, revenues recognized over time were RMB65,067 and RMB82,439 (US$12,150), respectively.